Acquisitions - Broken Arrow (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 06, 2021	Jul. 03, 2021
Acquisitions
Cash paid		$ 20,059
Broken Arrow
Acquisitions
Cash paid	$ 5,000
Maximum additional payment	10,000
Fair value of contingent consideration	$ 7,552